AMOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
AMOUNTS RECEIVABLE AND PREPAID EXPENSES
Sales tax receivable	$ 49	$ 63
Interest, refundable deposits and other receivables	103	595
Prepaid expenses	1,756	2,250
Total	$ 1,908	$ 2,908